Fund Summary
Franklin Templeton ETF Trust 3-04 | Franklin LibertyQ U.S. Small Cap Equity ETF
Investment Goal
To seek to provide investment results that closely correspond, before fees and expenses, to the performance of the LibertyQ U.S. Small Cap Equity Index (the U.S. Small Cap Underlying Index).
Fees and Expenses of the Fund

The following table describes the fees and expenses that you will incur if you own shares of the Fund. You may also incur usual and customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the Example that follows.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses {- Franklin LibertyQ U.S. Small Cap Equity ETF}	Franklin Templeton ETF Trust 3-04 Franklin LibertyQ U.S. Small Cap Equity ETF LibertyQ U.S. Small Cap Equity ETF
Management fees	0.35%
Distribution and service (12b-1) fees	none
Other expenses	none	[1],[2]
Total annual Fund operating expenses	0.35%	[1]
[1]	Expenses have been restated to reflect current fees.
[2]	Other expenses are based on estimated amounts for the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example {- Franklin LibertyQ U.S. Small Cap Equity ETF}	Franklin Templeton ETF Trust 3-04 Franklin LibertyQ U.S. Small Cap Equity ETF LibertyQ U.S. Small Cap Equity ETF USD ($)
1 year	$ 36
3 years	$ 113

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its assets in the component securities of the U.S. Small Cap Underlying Index. The U.S. Small Cap Underlying Index is a systematic, rules-based proprietary index that is maintained and calculated by FTSE Russell (Russell). The U.S. Small Cap Underlying Index is based on the Russell 2000® Index using a methodology developed with Franklin Templeton to reflect Franklin Templeton’s desired investment strategy. The Russell 2000® Index is a subset of the Russell 3000® Index and is designed to measure the performance of small capitalization stocks in the United States. It includes approximately 2000 of the smallest issuers in the Russell 3000® Index.

The U.S. Small Cap Underlying Index seeks to achieve a lower level of risk and higher risk-adjusted performance than the Russell 2000® Index over the long term by applying a multi-factor selection process, which is designed to select equity securities from the Russell 2000® Index that have favorable exposure to four investment style factors – quality, value, momentum and low volatility. Factors are common characteristics that relate to a group of issuers or securities that are important in explaining the returns and risks of those issuers’ securities. The “quality” factor incorporates measurements such as return on equity, gross profit over assets and gross margin sustainability. The “value” factor incorporates measurements such as forward earnings yield, EBITDA to enterprise value, price to book value and dividend yield. The “momentum” factor incorporates measurements such as 6-month risk adjusted price momentum and 12-month risk-adjusted price momentum. The “low volatility” factor incorporates measurements such as historical beta (i.e., a measure of the volatility of a security relative to the total market).

At the time of each semi-annual reconstitution of the U.S. Small Cap Underlying Index, no company shall comprise more than 1% of the U.S. Small Cap Underlying Index. The U.S. Small Cap Underlying Index is also constrained in its construction to limit turnover of constituent securities at each semi-annual reconstitution. As of October 31, 2017, the capitalization of companies in the U.S. Small Cap Underlying Index ranged from $19.43 million to $6.40 billion.

The Fund, using a “passive” or indexing investment approach, seeks investment results that closely correspond, before fees and expenses, to the performance of the U.S. Small Cap Underlying Index. The investment manager seeks to achieve, over time, a correlation between the Fund’s performance, before fees and expenses, and that of the U.S. Small Cap Underlying Index of 0.95 or better. A figure of 1.00 would indicate perfect correlation. The Fund’s intention is to replicate the component securities of the U.S. Small Cap Underlying Index as closely as possible (i.e., invest in all of the component securities in their respective weightings in the U.S. Small Cap Underlying Index). However, under various circumstances, it may not be possible or practicable to replicate the U.S. Small Cap Underlying Index. In these circumstances, the Fund may use a “representative sampling” strategy whereby the Fund would invest in what it believes to be a representative sample of the component securities of the U.S. Small Cap Underlying Index, but may not track the U.S. Small Cap Underlying Index with the same degree of accuracy as would an investment vehicle replicating the entire U.S. Small Cap Underlying Index. Under the representative sampling technique, the investment manager will select securities that collectively have an investment profile similar to that of the U.S. Small Cap Underlying Index, including securities that resemble those included in the U.S. Small Cap Underlying Index in terms of risk factors, performance attributes and other characteristics, such as market capitalization and industry weightings. The Fund’s portfolio is reconstituted semi-annually following the semi-annual reconstitution of the U.S. Small Cap Underlying Index.

The Fund will concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the U.S. Small Cap Underlying Index is concentrated.

Principal Risks

You could lose money by investing in the Fund. Exchange-traded fund (ETF) shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (NAV), trading price, yield, total return and ability to meet its investment goal.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Investment Style Factors

There can be no assurance that the multi-factor stock selection process of the U.S. Small Cap Underlying Index will enhance performance. Exposure to such investment factors may detract from performance in some market environments, perhaps for extended periods.

Smaller Companies

Securities issued by smaller companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Calculation Methodology

The U.S. Small Cap Underlying Index relies on various sources of information to assess the criteria of issuers included in the U.S. Small Cap Underlying Index (or the Russell index on which it is based), including information that may be based on assumptions and estimates. Neither the Fund nor the investment manager can offer assurances that the U.S. Small Cap Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or that the included issuers will provide the Fund with the market exposure it seeks.

Index-Related

There is no assurance that the U.S. Small Cap Underlying Index will be determined, composed or calculated accurately. While Russell provides descriptions of what the U.S. Small Cap Underlying Index is designed to achieve, Russell does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the U.S. Small Cap Underlying Index will be in line with the described index methodology. Gains, losses or costs to the Fund caused by errors in the U.S. Small Cap Underlying Index may therefore be borne by the Fund and its shareholders.

Non-Correlation

There is no guarantee that the Fund will achieve a high degree of correlation to the U.S. Small Cap Underlying Index and therefore achieve its investment goal. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the U.S. Small Cap Underlying Index. In addition, the Fund’s NAV may deviate from the U.S. Small Cap Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the U.S. Small Cap Underlying Index for that security.

Tracking Error

Tracking error is the divergence of the Fund’s performance from that of the U.S. Small Cap Underlying Index. Tracking error may occur because of differences between the securities held in the Fund’s portfolio and those included in the U.S. Small Cap Underlying Index, pricing differences, transaction costs, the Fund’s holding of cash, differences in timing of the accrual of dividends or interest, changes to the U.S. Small Cap Underlying Index or the need to meet various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the U.S. Small Cap Underlying Index does not.

Market Trading

The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV. Thus, you may pay more (or less) than NAV when you buy shares of the Fund in the secondary market, and you may receive less (or more) than NAV when you sell those shares in the secondary market. The investment manager cannot predict whether shares will trade above (premium), below (discount) or at NAV.

Concentration

To the extent the Fund concentrates in a specific industry, a group of industries, sector or type of investment, the Fund will carry much greater risks of adverse developments and price movements in such industries, sectors or investments than a fund that invests in a wider variety of industries, sectors or investments. There is also the risk that the Fund will perform poorly during a slump in demand for securities of companies in such industries or sectors.

Passive Investment

Unlike many investment companies, the Fund is not actively managed and the investment manager does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the investment manager would not necessarily buy or sell a security unless that security is added or removed, respectively, from the U.S. Small Cap Underlying Index, even if that security generally is underperforming.

Sampling

The Fund’s use of a representative sampling strategy will result in its holding a smaller number of securities than are in the U.S. Small Cap Underlying Index or in the Fund holding securities not included in the U.S. Small Cap Underlying Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in the Fund’s NAV than would be the case if all of the securities in the U.S. Small Cap Underlying Index were held. The Fund’s use of a representative sampling strategy may also include the risk that it may not track the return of the U.S. Small Cap Underlying Index as well as it would have if the Fund held all of the securities in the U.S. Small Cap Underlying Index.

Authorized Participant Concentration

Only an authorized participant (Authorized Participant) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined below), Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.

Performance

Because the Fund is new, it has no performance history. Once the Fund has commenced operations, you can obtain updated performance information at libertyshares.com or by calling (800) DIAL BEN/342-5236. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.